Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Schedule of provision for income taxes
	For the Years Ended
	December 31,
	2017	2016	2015
Current	$(46,521)	$89,928	$254,068
Deferred	(8,581)	(127)	15,513
Total	$(55,102)	$89,801	$269,581

Schedule of reconciliations of the statutory income tax rate and the Company's effective income tax rate
	For the Years Ended
	December 31,
	2017	2016	2015
HK statutory income tax rate	16.50%	16.50%	16.50%
PRC statutory income tax rate difference	-1.50%	-1.50%	8.50%
Effect of additional deduction on R&D expense and salary for disabled workers	-127.75%	-7.69%	-0.84%
Effect of expenses not deductible for tax purposes	1.10%	0.40%	0.57%
Effect of change of tax rate for temporary difference	-	-	-1.40%
Valuation allowance recognized with respect to the loss in subsidiaries	19.83%	-0.03%	13.28%
Others	-	0.49%	-
Total	-91.82%	8.17%	36.61%

Schedule of deferred tax assets and liabilities

	As of December 31,
	2017	2016
Deferred tax assets, non-current
Net operating loss carrying forward	$274,073	$202,959
Total deferred tax assets
Valuation allowance	(274,073)	(202,959)
Total	$-	$-

	As of December 31,
	2017	2016
Deferred tax liabilities, non-current
Property, plant and equipment	$5,810	$13,795
Total	$5,810	$13,795